Consolidated Income Statements - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Interest income		¥ 3,342,131	¥ 2,776,392
Interest expense		2,157,113	1,887,450
Net interest income		1,185,018	888,942
Fee and commission income		788,350	690,715
Fee and commission expense		150,434	119,089
Net fee and commission income		637,916	571,626
Net trading income (loss)		(179,020)	487,524
Net income (loss) from financial assets and liabilities at fair value through profit or loss		(10,731)	79,984
Net investment income		72,343	61,733
Other income		47,052	57,734
Total operating income		1,752,578	2,147,543
Impairment charges on financial assets		105,062	130,253
Net operating income		1,647,516	2,017,290
General and administrative expenses		1,186,749	1,072,003
Other expenses		190,033	129,601
Operating expenses		1,376,782	1,201,604
Share of post-tax profit (loss) of associates and joint ventures		47,454	55,286
Profit before tax		318,188	870,972
Income tax expense		52,692	208,185
Net profit		265,496	662,787
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.		250,215	651,127
Non-controlling interests		2,127	5,891
Other equity instruments holders		¥ 13,154	¥ 5,769
Earnings per share:
Basic	[1]	¥ 63.75	¥ 162.6
Diluted	[1]	¥ 63.74	¥ 162.55

[1]	As resolved by the board of directors on May 15, 2024, the Company implemented a stock split on its common stock with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three shares. Basic and diluted earnings per share are calculated based on the assumption that the stock split had been implemented at the beginning of the year ended March 31, 2024.